MoA Core Bond Fund Expense Example - MoA Core Bond Fund - MoA Core Bond Fund	Dec. 31, 2024 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 45
Expense Example, with Redemption, 3 Years	143
Expense Example, with Redemption, 5 Years	250
Expense Example, with Redemption, 10 Years	$ 564